Schedule I	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
Schedule I - Condensed Financial Statements
CLOVER HEALTH INVESTMENTS, CORP.
CONDENSED BALANCE SHEETS (PARENT COMPANY)
(Dollars in thousands, except share amounts)

	As of December 31,
	2020	2019
Assets:
Cash and cash equivalents	$5,432	$4,569
Other assets	102	342
Intercompany interest receivable	4,958	3,750
Intercompany note receivable	40,000	40,000
Investments in consolidated subsidiaries	77,212	158,159

Total assets	$127,704	$206,820

Liabilities and stockholders’ deficit
Liabilities:
Accounts payable and accrued expenses	$13,140	$5,471
Accrued salaries and benefits	229	—
Intercompany payable	27,251	4,093
Notes payable, net of discount and deferred issuance costs	107,674	76,758
Derivative liabilities	44,810	138,561
Warrants payable	97,782	17,672

Total liabilities	290,886	242,555

Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value; 155,387,025 shares authorized as of December 31, 2020 and 2019; 139,444,346 shares; after reverse capitalization, issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of $470,256 as of December 31, 2020	447,747	447,747
Stockholders’ deficit:
Common stock, $0.0001 par value, 351,572,668 shares authorized; 89,972,184 and 88,674,206 issued; and 89,206,266 and 88,279,119; after reverse capitalization, outstanding as of December 31, 2020 and 2019, respectively	9	9
Additional paid-in capital	411,843	403,041
Accumulated deficit	(1,022,781)	(886,532)

Total stockholders’ deficit	(610,929)	(483,482)

Total liabilities, convertible preferred stock, and stockholders’ deficit	$127,704	$206,820

CLOVER HEALTH INVESTMENTS, CORP.
CONDENSED STATEMENTS OF OPERATIONS (PARENT COMPANY)
(Dollars in thousands, except share amounts)

	Years ended December 31,
	2020	2019
Revenues:
Other income	$3,685	$3,396
Investment income, net	—	46

Total revenues	3,685	3,442

Expenses:
General and administrative expenses	4,831	79
Other expense	—	363

Total expenses	4,831	442

Loss from operations	(1,146)	3,000
Change in fair value of warrants expense	80,328	2,909
Interest expense	35,556	23,155
Amortization of notes discount	21,118	15,913
(Gain) loss on derivative	(93,751)	138,561
Equity in net losses of consolidated subsidiaries	91,995	186,199

Net loss	$(136,392)	$(363,737)

CLOVER HEALTH INVESTMENTS, CORP.
CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY)
(Dollars in thousands, except share amounts)

	Years ended December 31,
	2020	2019
Cash flows from operating activities:
Net loss	$(136,392)	$(363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of notes discount	21,084	15,807
Stock-based compensation expense	7,078	3,301
Paid in kind interest	28,334	11,633
Change in fair value of warrants	80,110	2,836
Change in derivative liabilities	(93,751)	138,561
Amortization of warrants	218	73
Amortization of debt issuance costs	34	506
Changes in operating assets and liabilities:
Other assets	214	(391)
Accounts payable and accrued expenses	7,669	5,728
Accrued salaries and benefits	229	(169)
Intercompany interest receivable	(1,208)	(1,200)
Intercompany payable	23,158	(23,921)

Net cash used in operating activities	(63,223)	(210,973)

Cash flows from investing activities:
Investments in consolidated subsidiaries	82,047	(154,469)

Net cash provided (used in) by investing activities	82,047	(154,469)

Cash flows from financing activities:
Proceeds from issuance of convertible securities	—	343,410
Deferred financing costs	—	(363)
Payment of notes payable principal	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	1,748	601
Buyback and subsequent cancellation of common stock	(957)	—

Net cash (used in) provided by financing activities	(17,961)	333,978

Net increase (decrease) in cash and cash equivalents	863	(31,464)
Cash and cash equivalents, beginning of year	4,569	36,033

Cash and cash equivalents, end of year	$5,432	$4,569

CLOVER HEALTH INVESTMENTS, CORP.
Notes to Condensed Financial Statements (Parent Company)
1. Organization and operations
Clover Health Investments, Corp. (the “Corporation) is a holding company incorporated on July 17, 2014 in the state of Delaware.
2. Summary of significant accounting policies
The accompanying condensed financial statements have been prepared using the equity method. Under the equity method, the investment in consolidated subsidiaries is stated at cost plus equity in undistributed earnings of consolidated subsidiaries since the date of acquisition. These condensed financial statements should be read in conjunction with the Corporation’s consolidated financial statements.
Use of estimates
The preparation of the condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.
Reclassifications
Certain amounts in the prior years’ Condensed Statements of Cash Flows have been reclassified to conform to the current year’s presentation, primarily related to the amortization of warrants, amortization of debt issuance costs, and paid in kind interest. These reclassifications had no effect on the previously reported Condensed Financial Statements.
3. Insurance Subsidiaries
Investments in consolidated subsidiaries include regulated insurance subsidiaries and unregulated subsidiaries. The Corporation holds $50.0 million and $156.0 million of cash, cash equivalents, short term investments and investment securities at the parent and unregulated subsidiaries as of December 31, 2020 and 2019, respectively. The Corporation holds $101.1 million and $107.3 million of cash, cash equivalents, short term investments and investment securities in regulated insurance subsidiaries as of December 31, 2020 and 2019, respectively.
4. Surplus Note
Effective December 22, 2016, the Corporation contributed $40.0 million to Clover Health Insurance Company, a wholly owned subsidiary, in exchange for a surplus note. The outstanding balance, including accrued interest, was due and payable on December 31, 2020 but remains unpaid with the payment terms under review for extension until December 31, 2024. The Commissioner of Banking and Insurance of the State of New Jersey must approve any interest and principal payments associated with the note before they are paid.